Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 21, 2012	Oct. 17, 2012
Debt Instrument [Line Items]
Unamortized discount	$ 3,500	$ 3,595
Unamortized premium	500	490
Fair value of notes	319,200	308,250
Senior Notes [Member]
Debt Instrument [Line Items]
Carrying value of debt	297,000	296,895
Unamortized discount				3,665
Unamortized premium			$ 500